Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowances for credit losses
Inventory writing down		1,294,720	11,992
Impairment of long-lived assets
Deferred contract costs
Customer advances	909,243	187,913	235,494
Customer advances to be recognize	909,243
Advertising and marketing costs	4,343,967	7,139,172	6,734,039
Shipping expense		2,424,725	2,713,109		$ 3,054,379
Employee benefit plan	$ 549,511	336,507	$ 473,559
Value added tax, percentage	13.00%
Operation services	6.00%
Tax benefit, percentage	50.00%
Impairment for right-of-use lease assets
Codm Description	Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Reportable segment	1
Cash and cash equivalents	$ 9,010,336	$ 15,191,995
Insured amount	71,500			¥ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount	7,083,636
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount	$ 1,882,861